 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
BANK NOTES--8.3%
Australia & New Zealand Bank
   5.90%, due 09/23/97 ..................          $ 75,000    $   74,990,702
   5.645%, due 02/19/98 .................           115,000       114,951,064
Bayerische Landesbank
   5.85%, due 09/29/97 ..................           100,000        99,972,487
Comerica Bank, Detroit
   5.77%, due 08/13/97 ..................           100,000        99,982,584
Morgan Guaranty Trust Co.
   5.95%, due 06/06/97 ..................            75,000        74,990,630
                                                               --------------
                                                                  464,887,467
                                                               --------------
CERTIFICATES OF DEPOSIT (EURODOLLARS)--4.5%
Abbey National PLC
   6.02%, due 07/29/97 ..................            75,000        75,000,000
Deutsche Bank
   6.00%, due 07/30/97 ..................           100,000       100,000,000
Sumitomo Bank
   5.50%, due 03/27/97 ..................            75,000        75,000,491
                                                               --------------
                                                                  250,000,491
                                                               --------------
CERTIFICATES OF DEPOSIT (YANKEE)--35.5%
ABN Amro Bank
   5.68%, due 12/19/97 ..................           100,000        99,968,745
Australia & New Zealand Bank
   5.40%, due 03/25/97 ..................           100,000       100,001,819
   5.37%, due 03/31/97 ..................           100,000       100,000,000
Bank of Nova Scotia
   5.37%, due 03/10/97 ..................            50,000        50,000,000
Bank of Tokyo Mitsubishi New York
   5.52%, due 04/30/97 ..................            75,000        75,000,000
Banque Nationale de Paris
   5.37%, due 05/14/97 ..................           100,000       100,005,922
Bayerische Vereinsbank
   5.65%, due 02/10/98 ..................           100,000        99,981,928
Canadian Imperial Bank
   5.32%, due 03/07/97 ..................           250,000       250,000,000
Dai Ichi Kangyo Bank
   5.49%. due 03/03/97 ..................            95,000        95,000,000
   5.50%, due 03/14/97 ..................           100,000       100,000,000
   5.48%, due 05/19/97 ..................            50,000        49,999,736
Deutsche Bank
   5.69%, due 10/28/97 ..................           100,000        99,968,631
Morgan Guaranty Trust Co.
   5.91%, due 09/18/97 ..................            50,000        49,997,393
   5.71%, due 01/06/98 ..................           100,000        99,967,558
Royal Bank of Canada
   5.29%, due 07/09/97 ..................            25,000        24,994,032
   5.72%, due 10/29/97 ..................            52,000        51,983,588
   5.58%, due 12/11/97 ..................           130,000       129,901,640
Sanwa Bank
   5.44%, due 03/27/97 ..................           200,000       200,000,000
   5.51%, due 05/21/97 ..................           100,000       100,004,330
Societe Generale Bank
   5.75%, due 05/22/97 ..................           100,000        99,989,506
                                                               --------------
                                                                1,976,764,828
                                                               --------------
ASSET BACKED--2.8%
Asset Backed Trust 1996
   5.43%, due 01/15/98 ..................           157,000       156,986,322
                                                               --------------
COMMERCIAL PAPER--9.9%
Associate Corp. of North America
   5.43%, due 03/03/97 ..................           275,000       275,000,000
General Electric Capital Corp.
   5.44%, due 03/03/97 ..................           125,000       125,000,000
   5.31%, due 03/31/97 ..................           150,000       149,380,500
                                                               --------------
                                                                  549,380,500
                                                               --------------
FLOATING RATE NOTES--20.6%
Abbey National Treasury Services
   5.29%, due 07/15/97 ..................           130,000       129,965,650
Banc One, Indianapolis
   5.29%, due 02/05/98 ..................           150,000       149,917,185
Banc One, Texas
   5.27%, due 09/04/97 ..................           100,000        99,960,973
C.I.T. Group Holding
   5.25%, due 03/05/97 ..................           200,000       199,998,718
Merrill Lynch & Co., Inc.
   5.41%, due 11/12/97 ..................           100,000        99,982,603
   5.40%, due 01/09/98 ..................           150,000       149,962,688
Societe Generale North America, Inc.
   5.38%, due 01/15/98 ..................           175,000       174,906,791
Strats Trust
   5.42%, due 12/15/97 ..................           139,500       139,476,523
                                                               --------------
                                                                1,144,171,131
                                                               --------------

TIME DEPOSIT--14.7%
ABN Amro Canada
   5.50%, due 03/03/97 ..................            80,000        80,000,000
Chase Bank
   5.43%, due 03/03/97 ..................           201,492       201,492,000
Harris Trust & Savings Bank, Chicago
   5.43%, due 03/03/97 ..................           263,000       263,000,000
Nationsbank Charlotte, NC.
   5.43%, due 03/03/97 ..................           275,000       275,000,000
                                                               --------------
                                                                  819,492,000
                                                               --------------

UNITED STATES GOVERNMENT AGENCY--2.7%
Federal Home Loan Bank
   6.00%, due 09/24/97 ..................           150,000       149,879,228
                                                               --------------

TOTAL INVESTMENTS
 AT AMORTIZED COST ......................   99.0%               5,511,561,967
OTHER ASSETS, LESS LIABILITIES ..........    1.0                   54,321,654
                                           ------              --------------
NET ASSETS ..............................  100.0%              $5,565,883,621
                                           ======              ==============

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)

ASSETS:
Investments at value (Note 1A) .....................................................            $5,511,561,967
Cash ...............................................................................                        24
Interest receivable ................................................................                55,016,421
                                                                                                --------------
 Total assets ......................................................................             5,566,578,412
                                                                                                --------------
LIABILITIES:
Payable to affiliate--investment advisory fee (Note 2A) ............................                   325,041
Accrued expenses and other liabilities .............................................                   369,750
                                                                                                --------------
 Total liabilities .................................................................                   694,791
                                                                                                --------------
NET ASSETS .........................................................................            $5,565,883,621
                                                                                                ==============
REPRESENTED BY:
Paid-in capital for beneficial interests ...........................................            $5,565,883,621
                                                                                                ==============

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended February 28, 1997 (unaudited)

INTEREST INCOME (Note 1B) .............................................                           $155,117,348

EXPENSES:
Investment advisory fees (Note 2A) ....................................      $ 4,125,237
Administrative fees (Note 2B) .........................................        1,375,079
Custodian fees ........................................................          552,581
Auditing fees .........................................................           21,953
Legal fees ............................................................           15,757
Trustees' fees ........................................................           13,067
Other .................................................................          103,676
                                                                             -----------
    Total expenses ....................................................        6,207,350
    Less aggregate amount waived by Investment Adviser and
      Administrator (Notes 2A and 2B) .................................       (3,423,585)
    Less fees paid indirectly (Note 1E) ...............................             (242)
                                                                             -----------
    Net expenses ......................................................                              2,783,523
                                                                                                  ------------
    Net investment income .............................................                           $152,333,825
                                                                                                  ============

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED
                                                            FEBRUARY 28, 1997                YEAR ENDED
                                                               (UNAUDITED)                 AUGUST 31, 1996
                                                            ----------------              ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income .........................            $   152,333,825                 $   230,781,560
                                                           ---------------                 ---------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ...................             15,188,816,956                  24,522,122,636
Value of withdrawals ..........................            (14,217,454,452)                (25,076,123,009)
                                                           ---------------                 ---------------
Net increase (decrease) in net assets from
  capital transactions ........................                971,362,504                    (554,000,373)
                                                           ---------------                 ---------------

NET INCREASE (DECREASE) IN NET ASSETS .........              1,123,696,329                    (323,218,813)
NET ASSETS:
Beginning of period ...........................              4,442,187,292                   4,765,406,105
                                                           ---------------                 ---------------
End of period .................................            $ 5,565,883,621                 $ 4,442,187,292
                                                           ===============                 ===============

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                          SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                         FEBRUARY 28, 1997    ------------------------------------------------------------
                                            (UNAUDITED)          1996        1995         1994         1993         1992
                                            -----------          ----        ----         ----         ----         ----
RATIOS/SUPPLEMENTAL DATA:
Net assets (000 omitted) ..................  $5,565,884       $4,442,187  $4,765,406   $2,147,361    $781,470     $901,024
Ratio of expenses to average net assets ...       0.10%+           0.10%       0.10%        0.11%       0.20%        0.25%
Ratio of net investment income to
  average net assets ......................       5.54%+           5.64%       5.88%        3.87%       3.15%        4.42%

  Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ............       0.23%+           0.23%       0.23%        0.24%       0.25%        0.25%
Net investment income to average net assets       5.41%+           5.50%       5.75%        3.74%       3.10%        4.42%

+ Annualized

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $4,125,237, of which $2,048,506 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $1,375,079, all of which were voluntarily waived for the six months ended February 28, 1997. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $162,421,475,694 and $161,327,365,569, respectively, for the six months ended February 28, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Portfolio was $12,491. Since the line of credit was established, there have been no borrowings.